Kristin Schantz Vice President	100 Summer St. Suite 1500 Boston, MA 02110

December 19, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N. E.

Washington, D.C. 20549

HC Capital Trust (“Registrant”)

1933 Act Registration No. 33-87762

1940 Act Registration No. 811-8918

Filing pursuant to Rule 497(e)

Dear Sir or Madam:

As Administrator on behalf of the Registrant, we are filing the interactive data file included as an exhibit to this filing, relating to the prospectus supplements for The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Core Fixed Income Portfolio and The Fixed Income Opportunity Portfolio that were filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 11, 2012 (Accession No. 0001193125-12-498078), which is incorporated herein by reference.

Questions related to this filing may be directed to my attention at (617) 824-1514.

Sincerely,

/s/ Kristin Schantz

Kristin Schantz

Vice President

cc:	Laura Corsell, Esq – Montgomery, McCracken, Walker & Rhoads LLP

Robert Zion – Hirtle Callaghan & Co, Inc.